CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Assets:
Cash and cash equivalents	$ 23,516	$ 10,079	$ 10,617
Accounts receivable, net	66,323	65,923	42,660
Contract assets	51,321	55,184	56,984
Prepaid expenses	15,624	10,466	6,227
Other current assets	1,970	2,109	1,769
Related-party notes receivable		7,020
Total Current Assets	158,754	150,781	118,257
Property and equipment, net	2,569	2,644	2,611
Operating right-of-use assets	2,205	2,827	3,920
Other noncurrent assets	2,505	4,764	4,558
Goodwill	32,132	32,132	32,132
Intangible assets, net	9,270	10,881	14,163
Total Assets	207,435	204,029	175,641
Current Liabilities:
Accounts payable	72,032	75,113	47,531
Line of credit	46,198	51,823	29,916
Accrued expenses	66,047	108,002
Contract liabilities	7,397	5,888	4,603
Operating lease liabilities, current	1,871	1,880	1,675
Warrant liabilities	29,795	20,890	1,380
Derivative liabilities	5,684
Debt obligations, net of debt issuance costs		3,771	22,666
Total Current Liabilities	229,024	267,367	181,630
Long-Term Liabilities:
Deferred income taxes	235	217	178
Operating lease liabilities, noncurrent	903	1,826	3,770
Debt obligations, net of debt issuance costs	80,276	69,458	51,000
Related-party debt obligations, net of debt issuance costs	16,161	10,597
Derivative liabilities	9,364	826
Earn-out liabilities	310	5,600
Other long-term liabilities		2,590
Total Long-Term Liabilities	107,249	91,114	55,315
Total Liabilities	336,273	358,481	236,945
Stockholders’ (Deficit) Equity:
Preferred stock – par value of $0.0001 per share, 10,000,000 shares authorized, 0 issued and outstanding as of June 30, 2023 and December 31, 2022, respectively
Additional paid-in capital	92,532	34,658
Accumulated deficit	(354,207)	(337,875)
Total stockholders’ deficit attributable to Rubicon Technologies, Inc.	(261,648)	(303,199)
Noncontrolling interests	132,810	148,747
Total Stockholders’ Deficit /Members’ Deficit	(128,838)	(154,452)	(61,304)
Total Liabilities and Stockholders’ (Deficit) Equity/ Members’ (Deficit) Equity	207,435	204,029	175,641
Common Class A [Member]
Stockholders’ (Deficit) Equity:
Common stock value	23	6
Common Class V [Member]
Stockholders’ (Deficit) Equity:
Common stock value	$ 4	$ 12